Operating profit/(loss) (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Depreciation of property, plant and equipment (note 11):
Leased assets		€ 3,914	€ 3,720
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)		0	1,685	€ 3,525
Staff costs (note 24)		5,157	5,462	5,267
Vodafone Malta
Depreciation of property, plant and equipment (note 11):
Net gain on disposal (note 27)		0	(170)
Vodafone New Zealand Limited
Depreciation of property, plant and equipment (note 11):
Net gain on disposal (note 27)	€ (1,078)	0	(1,078)
Infrastructure Wireless Italiane S.P.A. Discontinued Operations
Depreciation of property, plant and equipment (note 11):
Net gain on disposal (note 27)		0	(3,356)
VodafoneZiggo Group Holding B.V.
Operating profit/(loss)
Amortisation of intangible assets (note 10)		4,421	4,459	3,941
Depreciation of property, plant and equipment (note 11):
Owned assets		5,766	5,995	5,795
Leased assets		3,914	3,720	59
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)		0	1,685	3,525
Staff costs (note 24)		5,157	5,462	5,267
Amounts related to inventory included in cost of sales		5,160	5,699	5,886
Operating lease rentals payable		0		3,826
Own costs capitalised attributable to the construction of acquisition of property, plant and equipment		(995)	€ (902)	€ (844)
Settlement of tender offer to KDG shareholders		(204)
TPG Telecom
Depreciation of property, plant and equipment (note 11):
Net gain on formation		1,043
Indus Towers Limited
Depreciation of property, plant and equipment (note 11):
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)		0
Net gain on formation		292
Pledge arrangements in respect of Indus Towers Limited		€ (429)